  As filed with the Securities and Exchange Commission on April 24, 2001.

                                             1933 Act Registration No. 333-52846

                                             1940 Act Registration No. 811-10237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                --------------

                                   Form N-1A

      REGISTRATION STATEMENT UNDER THE
       SECURITIES ACT OF 1933            [_]

      Pre-Effective Amendment No.        [X]

      Post-Effective Amendment No.       [_]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]

      Amendment No. 1                    [X]

                        (Check appropriate box or boxes)

                                --------------

                      Nuveen Exchange-Traded Index Trust
               (Exact name of Registrant as Specified in Charter)

  333 West Wacker Drive, Chicago, Illinois                   60606
  (Address of Principal Executive Office)                  (Zip Code)
       Registrant's Telephone Number, including Area Code: (312) 917-7700
  Gifford R. Zimmerman, Esq.--Vice President           With a copy to:
                and Secretary                         Thomas S. Harman
            333 West Wacker Drive                 Morgan Lewis & Bockius LLP
           Chicago, Illinois 60606                     1800 M Street, N.W.
   (Name and Address of Agent for Service)          Washington, D.C. 20036


It is proposed that this filing will become effective (check appropriate box):

[_]  Immediately upon filing pursuant   [_]  on (date) pursuant to paragraph
     to paragraph (b)                        (a)(1)
[_]  on        ,      pursuant to       [_]  75 days after filing pursuant to
     paragraph (b)                           paragraph (a)(2)
                                        [_]  on (date) pursuant to paragraph
                                             (a)(2) of Rule 485.

If appropriate, check the following box:
[_]  60 days after filing pursuant to paragraph (a)(1)
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

                                                                          [LOGO]
                                                            N U V E E N
                                                           I n v e s t m e n t s

--------------------------------------------------------------------------------
Nuveen America's Fastest
Growing Companies
Index Fund
                              --------------------------------------------------
                              P R O S P E C T U S  X X X X  X X,  2 0 0 1
--------------------------------------------------------------------------------


                             [PHOTO APPEARS HERE]


                  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

We have used the icons below throughout this prospectus to make it easy for you to find the type of information you need.

Investment Strategy

Risks

Fees, Charges and Expenses

Shareholder Instructions

Performance and Current Portfolio Information


Table of Contents

Section 1  The Fund

This section provides you with an overview of the fund including its investment objective, expenses, portfolio holdings and historical performance information.

Introduction                                                                   1
--------------------------------------------------------------------------------
Nuveen America's Fastest Growing Companies
Index Fund                                                                     2
--------------------------------------------------------------------------------

Section 2  How We Manage Your Money

This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Fund                                                           4
--------------------------------------------------------------------------------
What Types of Securities We Invest In                                          4
--------------------------------------------------------------------------------
How We Select Investments                                                      5
--------------------------------------------------------------------------------
What the Risks Are                                                             5
--------------------------------------------------------------------------------
How We Manage Risk                                                             8
--------------------------------------------------------------------------------

Section 3  How to Buy and Sell Shares

This section provides the information you need to move money into or out of your account.

How to Buy Shares and Sell Shares                                              9
--------------------------------------------------------------------------------
Creations, Redemptions and Transaction Fees                                   10
--------------------------------------------------------------------------------

Section 4  General Information

This section summarizes the fund's distribution policies and other general fund information.

Dividends, Distributions and Taxes                                            11
--------------------------------------------------------------------------------
Distribution Plan                                                             12
--------------------------------------------------------------------------------
Net Asset Value                                                               12
--------------------------------------------------------------------------------
Index Provider                                                                13
--------------------------------------------------------------------------------
Fund Service Providers                                                        13
--------------------------------------------------------------------------------
Disclaimers                                                                   13
--------------------------------------------------------------------------------
                                                                        xx, 2001

Section 1 The Fund

         [INTRODUCTION]
         Nuveen America's Fastest Growing Companies Index Fund

                 The Nuveen Exchange-Traded Index Trust (the "Trust") consists of several different investment portfolios. This prospectus describes one of those investment portfolios, the Nuveen America's Fastest Growing Companies Index Fund (the "Fund"). The shares of the Fund, called "Shares" throughout this prospectus, are listed for trading on the American Stock Exchange LLC (the "AMEX"). This prospectus is intended to provide important information to help you evaluate whether the Fund may be right for you. Please read it carefully before investing and keep it for future reference.





 NOT FDIC OR GOVERNMENT INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

                                                         Section 1 The Fund

     Nuveen America's Fastest Growing Companies Index Fund

Fund Overview

Investment Objective


The Fund is an "index fund" that seeks investment results that correspond generally to the total return, before the Fund's fees and expenses, of an equity index called the America's Fastest Growing Companies(TM) Index (the "Index" or "Underlying Index"). An equity index is a group of stocks that an Index Provider selects as representative of a market, a market segment or a specific industry sector. The Index Provider determines the relative weightings of the stocks in the Index in accordance with its rules and procedures for the Index (which may change from time to time), and publishes information regarding the composition, characteristics and market value of the Index.

How the Fund Pursues Its Objective



The Fund will invest at least 90% of its total assets in the stocks of its Underlying Index, and generally will hold all of the securities that comprise its Underlying Index. The Fund may hold up to 10% of its total assets in stocks not included in its Underlying Index. For example, Nuveen Advisory Corp. (the "Adviser") may invest in stocks not included in the Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions). At times the Adviser may choose to overweight another stock in the Underlying Index, purchase securities not included within the Underlying Index that the Adviser believes are appropriate to substitute for the Underlying Index securities, or use various combinations of other available investment techniques in seeking to track the Underlying Index accurately.

What are the Risks of Investing in the Fund?

The principal risks of investing in the Fund are market risk and non-correlation risk. Market risk is the risk that stocks will decline in response to such factors as adverse company news or industry developments or a general economic decline. The Fund may be exposed to additional market risk if the Underlying Index of the Fund concentrates in a particular industry or group of industries and that industry or group of industries underperforms the market as a whole. As an index fund, the Fund is also subject to the risk that it will not correlate perfectly with the Underlying Index and therefore, its performance will deviate from the performance of the Underlying Index. The Fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right for You?

This Fund may be right for you if you are seeking:

 . a relatively low-cost "index based" approach to investing in a portfolio of equity securities;

 . an asset allocation component or a speculative trading instrument for your investment portfolio; or

 . to meet long-term financial goals.

You should not invest in the Fund if you are:

 . unwilling to accept share price fluctuation, including the possibility of sharp price declines;

 . seeking to earn regular income; or

 . investing to meet short-term financial goals.

How the Fund has Performed

The Fund has been in operation for less than a full calendar year and therefore does not have a performance history.

Section 1 The Fund

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1/

 Shareholder Fees

(fees paid directly from your investment, but see Creation Transaction Fees and Redemption Transaction Fees discussion below)

None

 Annual Fund Operating Expenses

(expenses that are deducted from the Fund's assets)/2/


--------------------------------------------------------------------------------
Management Fees                           0.45%
 ................................................................................
Distribution and Service (12b-1) Fees/3/  0.00%
 ................................................................................
Other Expenses/3/                         0.05
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses      0.50%

 ...........................................................................

/1/You will incur customary brokerage commissions when buying or selling Shares of the Fund.

/2/Expressed as a percentage of average net assets.

/3/ The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund, there are no plans in place to impose such a fee, and no such fees will be charged prior to March 1, 2003. Pursuant to the Management Agreement with the Fund, until July 31, 2002, the Adviser has agreed to waive fees and reimburse expenses to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes (expected to be de minimis), and extraordinary expenses) from exceeding 0.50% of average net assets per year.


 Example

This Example is intended to help you compare the cost of investing in Shares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                 3 Years
------------------------------------------------------------------------------
$xx                                                                      $xx

 Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at net asset value ("NAV") only in large blocks of 50,000 shares (called "Creation Units") or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $3,000 per transaction (regardless of the number of Creation Units involved). The approximate value of a Creation Unit as
of            , 2001 was $[5,000,000]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $3,000 for each redemption transaction.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $[5,000,000] and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $xx,xxx if the Creation Unit is redeemed after one year, and $xx,xxx if the Creation Unit is redeemed after three years.

* See "Creations and Redemptions", later in this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee will be charged.

                                                         Section 1 The Fund

Section 2  How We Manage Your Money

                 To help you understand the Fund better, this section includes a detailed discussion of the Adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.

                 [WHO MANAGES THE FUND]
                 Nuveen Advisory Corp. ("Adviser") has overall responsibility as the Fund's investment adviser for the selection and ongoing monitoring of the Fund's investments, managing the Fund's business affairs, paying for any necessary licensing fees related to the America's Fastest Growing Companies Index, and providing certain clerical, bookkeeping and other administrative services. The Fund's principal portfolio manager is Ranga Nathan. Mr. Nathan has been a Vice President at Nuveen Investments since July 2000. Prior to that, he was a Senior Vice President at Sakura Dellsher from 1998 to July 2000; a Principal at Naper Financial Services from 1996 to 1998; and a Principal at Waldner & Company from 1979 to 1996.



                 The Adviser will receive fees from the Fund equal to 0.45% of the Fund's average daily net assets.

                 The Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Management Agreement, until July 31, 2002, the Adviser has agreed to waive fees and reimburse expenses to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.50% of average daily net assets.

                 The Adviser is located at 333 West Wacker Drive, Chicago, Illinois 60606. It is a wholly-owned subsidiary of Nuveen Investments ("Nuveen"). Founded in 1898, Nuveen and its affiliates had over $71 billion of assets under management or surveillance as of March 31, 2001. Nuveen is a wholly-owned subsidiary of The John Nuveen Company which, in turn, is a majority-owned subsidiary of The St. Paul Companies, Inc., a publicly-traded company that is principally engaged in providing property-liability insurance through subsidiaries.

                 [WHAT SECURITIES WE INVEST IN]
                 As long as the Fund invests at least 90% of its total assets in the stocks of its Underlying Index, it may invest its other assets in futures contracts, options on futures contracts, options, convertible securities, structured notes (notes on which the amount of principal repayment and/or interest payments are based on the movement of one or more specified factors such as the movement of a particular stock or stock index) and swaps and other derivative instruments related to its Underlying Index or its component stocks, in seeking performance that corresponds to its Underlying Index and in managing cash flows.


Section 2 How We Manage Your Money

                 The Fund may also invest up to 10% of its total assets in money market instruments including repurchase agreements or funds that invest exclusively in money market instruments. The Fund will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines.

                 Industry Concentration

                 The Fund will concentrate its investments (that is, hold 25% or more of its total assets in the stocks of a particular industry or group of industries) only to approximately the same extent that its Underlying Index concentrates in the stocks of that particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

                 Lending Securities

                 The Fund may lend securities from its holdings to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. These loans cannot exceed 33 1/3% of the Fund's total assets.

                 [HOW WE SELECT INVESTMENTS]
                 The Fund seeks investment results that correspond generally to the total return, before the Fund's fees and expenses, of the America's Fastest Growing Companies Index. The Index measures the performance of the 500 small-capitalization (at the time of their selection to the Index) U.S. market stocks selected by the proprietary method used by Individual Investor Group, Inc. ("Individual Investor Group"). Individual Investor Group selects the stocks in the Index from among the companies whose stocks are traded on the NYSE, AMEX and the Nasdaq-NMS that have a market capitalization (at the time of original selection) of between $100 million and $2 billion, based on a set of criteria that seeks to identify companies that are experiencing rapid earnings growth. The weight that each company represents in the Index is proportional to its market capitalization. Companies stay in the Index as long as their quarterly earnings growth continues to meet the specified criteria even if their market capitalization has grown to exceed $2 billion. Consequently, one or more stocks in the Index and the Fund may be much larger than companies considered "small-capitalization."


                 As of March 31, 2001, the Index consisted of 500 stocks. Its three largest stocks were [Veritas Software Co., Network Appliance Inc., and Best Buy Co. (which comprised [8.52]%, [3.90]% and [2.98]%, respectively, of its total market capitalization)].

                 [WHAT THE RISKS ARE]
                 Risk is inherent in all investing. Investing in a mutual fund involves risk, including the risk that you may receive little or no return on your investment. The Fund is subject to the principal risks described below. Some or all of these risks may adversely affect the Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the Fund. Because of these and other risks, you should consider an investment in the Fund to be a long-term investment.


                                         Section 2 How We Manage Your Money

                 Market Risk: The Fund's NAV and trading prices will react to securities markets movements. You could lose money over short periods due to fluctuation in the Fund's NAV and trading price in response to market movements, and over longer periods during market downturns.

                 Asset Class Risk: The Fund may be affected by a general decline in the market segments incorporated in its Underlying Index. The returns from the types of securities in which the Fund invests may be less than the returns from general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance relative to the general securities markets.

                 Non-correlation Risk: Factors such as: (1) differences between the composition of the Underlying Index and the Fund's portfolio; (2) differences between the timing of changes in the Underlying Index and the timing of the Fund's related portfolio changes; (3) fees and expenses of the Fund; and (4) other factors including regulatory policies, will result in imperfect correlations over longer periods, and possibly low correlations over shorter periods, between the performance of the Fund and the Underlying Index.

                 Industry Concentration: If the Underlying Index of the Fund concentrates in a particular industry or group of industries, the Fund may be adversely affected by the performance of those stocks and may be subject to price volatility.

                 Lack of Diversification: The Fund is classified as "non-diversified," and may invest more of its assets in a single issuer or a small number of issuers than a "diversified" fund. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence. The Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders.

                 Lending of Securities: The Fund may lend its portfolio securities. Although the Fund will receive collateral in connection with all loans of its securities, the Fund may lose money should a borrower default on its obligation to return the borrowed securities (for example, the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

                 Market Trading Risks

                 Absence of Prior Active Market: Although the Shares described in this Prospectus are listed for trading on the AMEX, there can be no assurance that an active trading market will develop or be maintained.

                 Lack of Market Liquidity: Trading in Shares on the AMEX may be halted because of market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, extraordinary market volatility may stop trading in Shares under the AMEX "circuit breaker" rules. There can be no assurance that the Shares can meet current or future requirements of the AMEX necessary to maintain the listing of the Shares.

                 Shares May Trade at Prices Other than NAV: Shares may trade below, at, or above their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund's holdings. The trading prices of Shares will fluctuate in accordance with changes in the Fund's NAV as well as market supply and demand on the AMEX. However, given that Shares can be created and redeemed in Creation Units at NAV, the Adviser believes that large discounts or premiums to the NAV of the Fund will not occur.

Section 2 How We Manage Your Money

                 Small-Capitalization Companies Risks

                 The Index may be comprised of significant investments in small-capitalization companies. The risks of investing in small-capitalization companies includes the following:

                 . Small-capitalization companies may be less financially
                   secure than larger, more established companies.

                 . Small-capitalization stocks and stocks with higher earnings growth rates and price-earnings multiples may experience greater price volatility than larger capitalization stocks and less growth-oriented stocks, and may be more susceptible to reduced earnings and losses of market value during economic downturns.

                 . Small-capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to a reduction in the companies' management capability arising from key personnel loss than larger companies.

                 . Small-capitalization companies normally have less diverse product lines than larger capitalization companies and thus developments negatively affecting some of their products may be more adverse to them than to larger capitalization companies.

                 . Small-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell when the composition of the Index changes, or for large investors to buy and sell when creating or redeeming shares via in-kind transfers of portfolio stocks (as described later in this prospectus).

                 Index Investing Risks

                 . Unlike many investment companies, the Fund is not actively
                   "managed." Therefore, the Fund would not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Fund's Underlying Index.

                 . Because the Index and therefore the Fund may include a
                   relatively small number of larger companies whose stock price and market capitalization have greatly increased, causing those companies to represent a disproportionately large proportion of the (market-cap weighted) Index and Fund, the Fund may be particularly vulnerable to events affecting the market price of those particular companies.

                 . The stocks in the Index may underperform fixed-income
                   investments and stock market indices that track other markets, segments and sectors.

                                         Section 2 How We Manage Your Money

                 [HOW WE MANAGE RISK]
                 The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the markets it tracks and does not seek temporary defensive positions when markets decline or appear overvalued by some standards. The Adviser does not make any judgments about the investment merit of a particular stock, nor does it attempt to apply any economic, financial or market analysis in setting investment policy. Indexing may eliminate some of the risks of active management, such as poor stock selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to many actively managed funds.

                 Unlike many conventional mutual funds that are only bought and sold at closing net asset values, the Fund's Shares have been designed to be tradable in the secondary market on the AMEX on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units of 50,000 Shares at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of the Fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities, which sales may generate taxable gains. In contrast, the Fund's in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

                 Correlation

                 "Correlation" measures the degree to which the total return of one investment resembles that of another investment. An index is a theoretical financial calculation while a Fund is an actual investment portfolio. The performance of the Fund and its Underlying Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances. The Adviser monitors the Fund on an ongoing basis, and makes adjustments to the Fund's portfolio, as necessary, to minimize the risk of non-correlation with the Underlying Index. The Adviser expects that, over time, the correlation between the Fund's total return and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Section 2 How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                 [HOW TO BUY AND SELL SHARES]
                 Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers. Shares of the Fund are listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd-lots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Shares trade under the following
                 ticker symbol: [    ]. Share prices are reported in dollars
                 and fractions (or cents) per Share.

                 Investors may acquire Shares directly from the Fund, and shareholders may tender their Shares for redemption directly to the Fund, only in Creation Units of 50,000 Shares, as discussed in the "Creations and Redemptions" section, below.

                 Book Entry

                 Shares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

                 Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

                 Fund Share Trading Prices

                 The trading prices of Shares on the AMEX may differ from the Fund's daily NAV and can be affected by market forces such as supply and demand, economic conditions and other factors.

                 The AMEX intends to disseminate the approximate value of Shares of the Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and makes no warranty as to its accuracy.

                                  Section 3 How You Can Buy and Sell Shares

                 [CREATIONS, REDEMPTIONS AND TRANSACTION FEES]
                 Creations and Redemptions

                 The Fund Shares that trade on the AMEX are "created" at their NAV by market makers, large investors and institutions only in block-size "Creation Units." A "creator" deposits into the Fund a portfolio of stocks, as designated by the Fund, closely approximating the holdings of the Fund and a specified amount of cash in exchange for 50,000 Fund Shares.



                 Similarly, Fund Shares can only be redeemed in Creation Units of 50,000 Shares, principally in-kind, for a portfolio of stocks held by the Fund and a specified amount of cash. Shares are not redeemable except when aggregated in Creation Units. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is placed.

                 Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC Participant. Information about the procedures regarding creation and redemption of Creation Units is included in the Statement of Additional Information.

                 Transaction Fees

                 The Fund will impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of Shares. Creators and redeemers of Creation Units of Shares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in-kind for the Fund are listed below. The creation and redemption transaction fees for creations and redemptions (i) made through DTC and (ii) made for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below for the Fund. In addition, purchasers of Shares in Creation Units are responsible for payment of the costs of transferring the securities deposited with the Trust. Redeemers of Shares in Creation Units are responsible for the costs of transferring the securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for these services. The following table also shows the anticipated approximate cost of one Creation Unit of the Fund, as of the date the Fund is offered to the public, including the Creation Transaction Fee.

                                          Approximate
                                           Value of a   Standard     Maximum
                                            Creation    Creation/   Creation/
                                           Unit as of  Redemption  Redemption
                                          November 30, Transaction Transaction
               Name of Fund                   2000         Fee         Fee
                  ------------------------------------------------------------
               America's Fastest Growing
               Companies Index Fund       [$5,000,000]   $3,000      $12,000

Section 3 How You Can Buy and Sell Shares

Section 4  General Information

                 To help you understand the tax implications of investing in the Fund, this section includes important details about how the Fund makes distributions to shareholders. We discuss other Fund policies, as well.

                 [DIVIDENDS, DISTRIBUTIONS AND TAXES]
                 The Fund pays out income dividends to shareholders at least annually and may pay them on a more frequent basis. The Fund distributes its net realized capital gains, if any, to shareholders annually.

                 Taxes

                 As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

                 Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

                  . Your Fund makes distributions, and

                  . You sell your Shares on the AMEX.

                 Dividends from net investment income, if any, are declared and paid at least annually by the Fund. In general, your distributions are subject to federal income tax for the year when they are paid. Certain dividends paid in January, however, may be treated as paid in the prior year. A distribution may be taxable to you as ordinary income or as capital gain.

                 Dividends paid out of the Fund's net investment income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains are taxable as long-term capital gains, regardless of how long you have held the Shares.

                 Tax Aware Management: Taxable investors (that is, those not investing through a tax-deferred account such as an IRA) benefit if the funds in which they invest operate in a tax efficient manner by minimizing capital gains distributions. A fund that avoids paying capital gains distributions permits shareholders to defer payment of taxes on capital gains until they sell their fund shares. The Adviser will attempt to minimize the Fund's capital gains distributions to the extent such a tax strategy does not reduce the Fund's pre-tax return, although there is no assurance that the Fund will be able to avoid paying capital gains distributions.

                 If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

                 Shareholders who do not provide a correct taxpayer identification number or social security number in the manner required by law will be subject to withholding of 31% of their distributions and proceeds.

                 Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as short-term capital gain or loss if Shares have been held for one year or less.

                                              Section 4 General Information

                 Taxes on Creations and Redemptions of Creation Units (See "Creations, Redemptions and Transaction Fees" earlier in this prospectus): A person who purchases a Creation Unit by exchanging stocks in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser's aggregate basis in the stocks surrendered and any net cash paid. A person who redeems Creation Units and receives stocks in-kind from the Fund will generally recognize a gain or loss equal to the difference between the redeemer's basis in the Creation Units, and the aggregate market value of the stocks received and any net cash received. The Internal Revenue Service, however, may assert that a loss realized upon an in-kind exchange of stocks for Creation Units or the exchange of Creation Units for stocks cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons effecting in-kind creations or redemptions should consult their own tax advisor with respect to these matters.

                 The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

                 [DISTRIBUTION PLAN]
                 Nuveen serves as the Distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares.

                 The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.


                 No 12b-1 fees are currently charged to the Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

                 [NET ASSET VALUE]
                 State Street Bank & Trust Company ("State Street Bank") calculates the Fund's NAV at the close of regular trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.



                 In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day. When price quotes are not readily available, the Fund will establish a fair value.

Section 4 General Information

                 [INDEX PROVIDER]

                 Individual Investor Group is the Index Provider for the America's Fastest Growing Companies(TM) Index. The Index Provider is not affiliated with the Trust, the Adviser, Nuveen, or the AMEX. Nuveen has entered into a license agreement with the Index Provider to use the Index. Nuveen in turn is granting sub-license rights at no charge to the Trust to use the Index.

                 Individual Investor Group is a financial media company that publishes Individual Investor, a monthly magazine that provides stock, mutual fund and sector analysis and articles designed for the individual investor, and www.individualinvestor.com, an online financial site. Individual Investor Group also maintains, calculates and publishes the Individual Investor America's Fastest Growing Companies Index.

                 [FUND SERVICE PROVIDERS]

                 State Street Bank is the administrator, custodian, transfer agent and securities lending agent for the Fund.

                 [DISCLAIMERS]

                 "America's Fastest Growing Companies(TM)" is a trademark of Individual Investor Group, Inc. and has been licensed for use for certain purposes by Nuveen Investments, the parent of the Adviser. The Nuveen America's Fastest Growing Companies Index Fund is based on the America's Fastest Growing Companies Index but is not sponsored, endorsed, sold or promoted by Individual Investor Group, Inc., and Individual Investor Group, Inc. makes no representation regarding the advisability of investing in Shares of this Fund.

                 Individual Investor Group. The Fund is not sponsored, endorsed, sold or promoted by Individual Investor Group. Individual Investor Group makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. Individual Investor Group's only relationship to Nuveen, the Adviser or the Trust is the licensing of certain trademarks and trade names of Individual Investor Group and of the America's Fastest Growing Companies(TM) Index. The Index is selected and calculated without regard to Nuveen, the Adviser, the Trust or any holders of Shares. Individual Investor Group has no obligation to take the needs of Nuveen, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Index. Individual Investor Group is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. Individual Investor Group has no obligation or liability in connection with the administration of the Trust, or marketing or trading of the Shares. Individual Investor Group does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and Individual Investor Group shall have no liability for any errors, omissions, or interruptions therein. Individual Investor Group makes no warranty, express or implied, as to results to be obtained by Nuveen, the Adviser, the Trust or owners of Shares, or any other person or entity from

                                              Section 4 General Information
                 the use of the Index or any data included therein. Individual Investor Group makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein, the Fund, the Trust or the Shares. Without limiting any of the foregoing, in no event shall Individual Investor Group have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Index or any data included therein, the Fund, the Trust or the Shares, even if notified of the possibility of such damages.

                 AMEX. The Fund is not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the Shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index identified herein to track stock market performance. The Underlying Index identified herein is determined and composed by Individual Investor Group without regard to the Shares of the Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The AMEX has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing or trading of the Shares of the Fund.

                 The AMEX does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee's customers and counterparties, owners of the Shares, or any other person or entity from the use of the Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indices or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

                 The Adviser. The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Section 4 General Information

Additional Information

                 For more detailed information on the Trust, the Fund and Shares, you may request a copy of the Trust's Statement of Additional Information ("SAI"). The SAI provides detailed information about the Fund, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. If you have questions about the Fund or Shares or you wish to obtain the SAI free of charge, please:

                  Call: 1-800-xxx-xxxx
                        Monday through Friday
                        8:00 a.m. to 8:00 p.m. (EST)

                  Write: Nuveen Exchange-Traded Index Trust
                        c/o Nuveen Investments
                        333 West Wacker Drive
                        Chicago, IL 60606

                  Visit:www.nuveen.com

                 Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:

                  publicinfo@sec.gov

                 or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The Trust's registration number under the Investment Company Act of 1940 is 811-10237.

                 No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

                 DEALERS EFFECTING TRANSACTIONS IN THE FUND'S SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

Investment Company Act File No. 811-10237

Nuveen Exchange-Traded Index Trust
Statement of Additional Information

Dated ______________, 2001

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated _______ xx, 2001 (the "Prospectus") for the Nuveen America's Fastest Growing Companies Index Fund (the "Fund") which is a series of the Nuveen Exchange-Traded Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, Nuveen Investments, at 333 West Wacker Drive, Chicago, Illinois 60606.

Table of Contents

General Description of the Trust and the Fund.....................................  1
Exchange Listing and Trading......................................................  3
Investment Restrictions and Policies..............................................  5
     Investment Restrictions
     Investment Policies and Risks
Lack of Diversification of Certain Funds..........................................  6
Loans of Portfolio Securities.....................................................  7
Repurchase Agreements.............................................................  7
Reverse Repurchase Agreements.....................................................  8
Currency Transactions.............................................................  8
Money Market Instruments..........................................................  9
Foreign Securities................................................................  9
Investment Companies, REITs.......................................................  9
Illiquid Securities............................................................... 10
Futures and Options............................................................... 10
Restrictions on the Use of Futures Contracts and Options on Futures Contracts..... 10
Swap Agreements................................................................... 11
Future Developments............................................................... 11
General Considerations and Risks.................................................. 11
Risks of Futures and Options Transactions......................................... 12
Risks of Swap Agreements.......................................................... 13
Construction and Maintenance Standards for the Underlying Indices................. 14
Index Dissemination............................................................... 14
Investment Limitations............................................................ 30
Management........................................................................ 33
Trustees and Officers............................................................. 33
Remuneration of Trustees and Officers............................................. 34
Investment Advisor................................................................ 34
Administrator, Custodian, Transfer Agent and Securities Lending Agent............. 36
Distributor....................................................................... 36

Index Providers..............................................................   37
Continuous Offering..........................................................   32
Brokerage Transactions.......................................................   38
Additional Information Concerning the Trust..................................   39
Capital Stock................................................................   39
Book Entry Only System.......................................................   39
DTC Acts as Securities Depository Fund Shares................................   39
Creation and Redemption of Creation Unit Aggregations........................   41
Creation.....................................................................   41
Fund Deposit.................................................................   41
Procedures for Creation of Creation Unit Aggregations........................   42
Placement of Creation Orders for Domestic Funds Using Clearing Process.......   43
Placement of Creation Orders for Domestic Funds Outside Clearing Process.....   43
Placement of Creation Orders for Foreign Funds...............................   44
Acceptance of Orders for Creation Unit Aggregations..........................   45
Creation Transaction Fee.....................................................   46
Redemption of Fund Shares in Creation Unit Aggregations......................   47
Redemption Transaction Fee...................................................   47
Placement of Redemption Orders for Domestic Funds Using Clearing Process.....   48
Placement of Redemption Orders for Domestic Funds Outside Clearing Process...   48
Placement of Redemption Orders for Foreign Funds.............................   49
Foreign Market Hours.........................................................   51
Regular Holidays.............................................................   53
Settlement Periods Greater than Seven Days in 2000...........................   56
Taxes........................................................................   57
Federal Tax Treatment of Futures and Options Contracts.......................   58
Determination of NAV.........................................................   59
Dividends and Distributions..................................................   60
General Policies.............................................................   60
Dividend Reinvestment Service................................................   60
Performance and Other Information............................................   61
Miscellaneous Information....................................................   63
Counsel......................................................................   63
Independent Auditors.........................................................   63
Financial Statements.........................................................   64
Report of Independent Accountants............................................   64

General Description of the Trust and the Fund

The Trust currently consists of several investment portfolios, including the Nuveen America's Fastest Growing Companies Index Fund (the "Fund"). The Trust was organized as a Massachusetts business trust on June 12, 2000 and is authorized to have multiple series, or portfolios. The Fund is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Fund are referred to herein as "Shares".

The investment objective of the Fund is to provide investment results that correspond generally to the total return, before fees and expenses, of the America's Fastest Growing Companies Index (the "Underlying Index"). The Fund is managed by Nuveen Advisory Corp. (the "Adviser").

The Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Fund Shares described in this Prospectus have been approved for listing and secondary trading on the American Stock Exchange LLC (the "AMEX"), subject to notice of issuance. Fund Shares will trade on the AMEX at market prices that may be below, at, or above NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares. In the event of the liquidation of the Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus in the Overview and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of the Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of the Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the Shares of the Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Restrictions
-----------------------

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the America's Fastest Growing Companies Index.

The Board has adopted as fundamental policies the Fund's investment objectives and investment restrictions, numbered (1) through (8) below. The Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of the Fund:

     (1) Purchase any securities (except securities issued or guaranteed by the United States government or any agency or instrumentality thereof) if, as a result, (i) more than 5% of the Fund's total assets would be invested in securities of a single issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided that, with respect to 50% of the Fund's assets, the Fund may invest up to 25% of its assets in the securities of any one issuer.

     (2) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

     (3) Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

     (4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

     (5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts, or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

     (6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

     (7) Issue senior securities, except as permitted under the Investment Company Act of 1940.

     (8) Purchase the securities of any issuer if, as a result, 25% or more of the Fund's total assets would be invested in the securities of issuers whose principal business activities are in the same industry (except that this restriction shall not be applicable to securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof).

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

The foregoing fundamental investment policies cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

The investment objective of the Fund is also a fundamental policy that cannot be changed without approval by shareholders as described in the preceding paragraph; except that, with the approval of the Board of Trustees of the Fund and without shareholder approval, the Fund can amend its investment objective to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of an index provided and maintained by a different Index Provider so long as that replacement index is otherwise substantially identical to the original Underlying Index.

In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. The Fund may not:

     (1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

     (2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

     (3) Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940.

     (4) Enter into futures contracts or related options if more than 30% of the Fund's net assets would be represented by such instruments or more than 5% of the Fund's net assets would be committed to initial margin deposits and premiums on futures contracts and related options.

     (5) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

     (6) Purchase securities when borrowings exceed 5% of its total assets. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

     (7) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

Investment Policies and Risks

The Fund seeks to achieve its objective by investing in common stocks included in the Underlying Index. The Fund operates as an index fund and will not be actively managed. Adverse performance of a security in the Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio.

The Fund will use a replication strategy, under which it will hold substantially all of the securities of the Underlying Index in approximately the same proportions as reflected in the Underlying Index.

At least 90% of the Fund's total assets will be invested in stocks in its Underlying Index. The Fund may also invest up to 10% of its total assets in futures, options and swap contracts (in each case related to the Underlying Index and its component stocks), cash and cash equivalents, as well as in stocks not included in its Underlying Index if Nuveen Advisory Corp. determines this to be appropriate in light of the Fund's investment objective and relevant investment constraints. The following examples illustrate the circumstances in which the Fund might hold stocks not included in its Underlying Index. First, in order to reflect various corporate actions (such as mergers) and other changes in the Fund's Underlying Index (reconstitutions), the Fund may hold stocks that are announced as additions to the Underlying Index prior to their actual date of inclusion in such index. Second, the Fund may continue to hold stocks that have been recently deleted from its Underlying Index due to various corporate actions and reconstitutions. Third, the Fund may invest in stocks outside the Underlying Index when necessary to meet the diversification requirements of a regulated investment company under the Internal Revenue Code (the "Code"). In such cases, the stocks outside the Underlying Index will be stocks in the relevant market, market segment, market sector or group of industries tracked by such Index.

Lack of Diversification. The Fund will be classified as "non-diversified" under
-----------------------
the 1940 Act. A "non-diversified" classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer, or in securities of multiple issuers representing greater than 5% of the Fund's assets. A non-diversified Fund may also concentrate its investments in a particular industry or group of industries. From time to time, the stocks of a particular issuer, or of issuers in particular industries, may dominate the Underlying Index of the Fund and, consequently, its investment portfolio. This may adversely affect their performance or subject the Fund's Shares to greater price volatility than that experienced by more diversified funds.

The Fund, however, intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may severely limit the investment flexibility of the Fund and reduce the likelihood that the Fund will meet its investment objective and provide returns that correspond generally to the performance of the Underlying Index.

Loans of Portfolio Securities. The Fund may lend its investment securities to
-----------------------------
approved borrowers. State Street Bank and Trust Company serves as the lending agent for the Fund and, as such, shares in any net income earned by a Fund. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of the Fund's total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board of Trustees (the "Board" or the "Trustees"), so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 100% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. Securities lending procedures approved by the Board will meet or exceed the requirements stated above and promulgated under the 1940 Act. From time to time, the Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements. The Fund may enter into repurchase agreements, which are
---------------------
agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and
(ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase
-----------------------------
agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when Nuveen Advisory Corp. believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments. The Fund may invest a portion of its assets in high-
------------------------
quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase"Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality as determined by Nuveen Advisory Corp.; (iv) repurchase agreements, and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Foreign Securities. The Fund may purchase publicly traded common stocks of
------------------
foreign corporations represented in the Underlying Index. The Fund's investment in common stock of foreign corporations represented in the Underlying Index will generally be in the form of American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation.

Investment Companies, REITs. The Fund may invest in the securities of other
---------------------------
investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, the Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

Illiquid Securities. The Fund may invest up to an aggregate amount of 15% of its
-------------------
net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. The Fund may enter into U.S. or foreign futures contracts,
-------------------
options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. The Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. The Fund may enter into futures contracts to purchase security indices when Nuveen Advisory Corp. anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts.
-----------------------------------------------------------------------------
In view of the above considerations, the Fund will comply with the following restriction when purchasing or selling futures. Aggregate initial margin and premiums that are required to establish positions other than those considered to be "bona fide hedging" by the Commodity Futures Trading Commission (the "CFTC") will not exceed 5% of the Fund's total market value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In addition, the Fund will not purchase options to the extent that more than 5% of the value of its total assets would be invested in premiums on open option positions.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one
---------------
party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

General Considerations and Risks

A discussion of the risks associated with an investment in the Fund is contained in the Prospectus in the Principal Risk Factors and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying
-----------------------------------------
the utilization of futures contracts and options on futures contracts. First, while the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit its risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is
------------------------
limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor -- e.g. the Fund may not receive the net amount of payments that it contractually is entitled to receive. The Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

Index Dissemination. The AMEX intends to disseminate every fifteen seconds the
-------------------
approximate value of the Fund Shares. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund, because it may not be calculated in the same manner as the NAV, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of such amount and makes no warranty as to its accuracy.

Brief descriptions of the Underlying Index and the equity markets in which the Fund is invested are provided below.

America's Fastest Growing Companies /TM/ Index
Number of Components: approximately 500
--------------------

Index Description. The Individual Investor Group's America's Fastest Growing
-----------------
Companies/TM/ Index (the "Index") is a unique benchmark for the small cap growth stock universe: the Index attempts to find and include companies that are experiencing rapid earnings growth and show signs of being in the early stages of a strong growth cycle. While many indices group companies by industry and size, the Index focuses on earnings growth record within an initial size range. The Index is calculated using a market capitalization weighting methodology.

Component Selection Criteria. The initial universe from which Index companies
----------------------------
were originally drawn consisted of NYSE-listed, AMEX-listed, or Nasdaq/NMS companies in all industries, with market capitalizations ranging from $100 million to $2 billion. Companies that did not report an increase in sales in the most recent quarter (as compared to the prior-year period) were eliminated. The top 500 companies from the remaining group, ranked on the basis of year-over-year earnings growth for the quarter (so long as earnings were no less than $0.05 per share that quarter), were selected as the original population of the Index in early 1998. Earnings growth was calculated using fully diluted earnings per share from operations, excluding extraordinary items.

Issue Changes. On a quarterly basis, the bottom ten percent of companies in the
-------------
Index, in terms of quarterly earnings growth (as compared to the prior year period), as well as any companies that have not reported earnings within 90 days of the prior quarterly review, are replaced by NYSE-listed, AMEX-listed or Nasdaq/NMS companies not already in the Index with market capitalizations ranging from $100 million to $2 billion based on the same criteria used in the initial selection. From that universe of candidates, the top companies in terms of earnings growth are added to the Index. If insufficient candidates are available, then the number of stocks in the Index may fall below 500. Companies stay in the Index as long as they do not drop below the quarterly earnings growth cutoff even if their market capitalization has grown to exceed $2 billion, an important distinction from other small cap indices, which lose many of their best companies when the companies' capitalizations grow.

Another notable characteristic of the companies in the Index is that options exist on 267 of the stocks, accounting for over 68% of the value of the Index, and that 392 of the index components, accounting for 84% of its weight, met the capitalization, share price, and trading volume requirements for options eligibility as of September 29, 2000.

The average market value of the Index companies was $1.2 billion and the median value was $526.7 million, while the lowest capitalization was $16 million and the highest capitalization was $56.6 billion as of September 29, 2000.

Historical Index Performance

The following table depicts the Year-End Index Value for the Index from inception (February 11, 1998) through March 30, 2001 as well as the total returns of the Index, the Standard and Poor's 500 Composite Stock Price Index ("S&P 500") and the Dow Jones Industrial Average ("DJIA"). The table uses data that does not reflect reinvestment of dividends for the Index. Investors should note that the figures below represent past performance of the Index, S&P 500, and the DJIA and not their future performance or the performance of the Nuveen America's Fastest Growing Companies Index Fund (which includes certain fees and expenses). Past performance is no guarantee of future results.

                                                  Index     S&P 500    DJIA
                                                  -----     -------   ------
                                  Year-End ADGC   Annual    Annual    Annual
                                  -------------   ------    ------    ------
            Year                      Value       Returns   Returns   Returns
            ----                      -----       -------   -------   -------
February 11, 1998.................     200          ---       ---       ---
1998..............................  183.05        (8.48%)    28.60%    18.15%
1999..............................  261.84        43.04%     21.40%    27.20%
2000..............................  242.99        (7.20%)    (9.10%)   (4.72%)
2001 through March 30.............  200.32       (17.56%)   (11.83%)   (8.01%)
Average Annual Return Since
  AFGC's Inception................                 0.05%      7.14%     8.85%

The annual returns for the Index have been calculated from the year-end values. The S&P 500 annual returns assume that dividends are reinvested as they are received. The DJIA annual returns assume dividends are reinvested monthly. The 1 and 3 year annual returns for the Index are (-7.20%) and 6.70% respectively. The 1 and 3 year annual returns for the S&P 500 are (-9.10%) and 12.26% respectively. The 1 and 3 year annual returns for the DJIA through December 31, 2000 are (-4.72%) and 12.73% respectively.

Because the Fund is sold to the public with any applicable commission charges, and the expenses of the Fund are deducted before making distributions to holders of Shares, and because of a variety of other reasons described in the Prospectus, investment in the Fund, if it had existed, would have resulted in investment performance to holders of Shares somewhat reduced from that reflected in the above table.

Index Maintenance. Every quarter in January, April, July, and October the bottom ten percent of the companies in the Index, in terms of earnings growth, are replaced by new companies as described above. Individual Investor Group provides the AMEX with a list of Index replacements, by the first Friday of each quarterly review month.

Once replacements are determined and the list is provided to the AMEX, new values for shares outstanding are determined for each of the Index components (i.e., the entire basket is reviewed and "updated" quarterly). The shares outstanding are the most recent shares provided by FactSet Research Systems, Inc. The Index replacements and updated shares go into effect after the close of trading on the third Friday of the quarterly review month.

The shares outstanding for each component stock in the Index remain fixed between quarterly reviews except in the event of certain types of corporate actions such as stock splits, reverse stock splits, recapitalizations, or similar events with respect to the component stocks. Also, should any company achieve a weighting equal to 25% of the Index capitalization, its weighting will be reduced to 20% as soon as possible, and all other components of the Index will be rebalanced. In the event that two companies which are both in the Index merge, the shares outstanding for the surviving entity are increased to reflect shares issued in the transaction. Shares are not adjusted between quarterly reviews in the case of a share issuance or stock repurchase. In the case of a spin-off, the company spun-off will be included in the Index until the next quarterly review.

In the event that an Index constituent is acquired or is not the surviving entity following a merger or similar corporate action, a replacement constituent will be selected from the replacement list provided by Individual Investor Group, Inc. at the time of the most recent quarterly review. The company that is added to the Index will be included in the Index at the weight of the company it replaces until the next quarterly review. Individual Investor Group may add more than one company or rebalance the Index between quarterly reviews if the company being replaced had a very large market capitalization.

Individual Investor Group has the right to change the composition of the Index or the methodology used in its computation, provided however that Individual Investor Group uses its best efforts to maintain the continuity and consistency of the Index as a measure of small-capitalization companies experiencing earnings growth. Individual Investor Group will make a prompt public announcement of any changes it makes in the stocks included in the Index and any changes it makes in the method of calculating the Index.

As of November 30, 2000, the ten largest companies in the Index were:

Management

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Management.

     The management of the Trust, including general supervision of the duties performed for the Fund under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has seven trustees, one of whom is an "interested person" (as the term "interested person" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.

---------------------------------------------------------------------------------------------------------
                             Date of    Positions and            Principal Occupations
Name and Address             Birth      Offices with Fund        During Past Five Years
---------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger*     3/28/49    Chairman of the Board    Chairman since July 1, 1996 of The John
333 West Wacker Drive                   and President            Nuveen Company, Nuveen Investments,
Chicago, IL 60606                       Trustee                  Nuveen Nuveen Advisory Corp. and Nuveen
                                                                 Institutional Advisory Corp., prior
                                                                 thereto Executive Vice President and
                                                                 Director of The John Nuveen Company and
                                                                 Nuveen Investments; Director of Nuveen
                                                                 Advisory Corp. (since 1992) and Nuveen
                                                                 Institutional Advisory Corp.; Chairman
                                                                 and Director (since January 1997) of
                                                                 Nuveen Asset Management, Inc.; Director
                                                                 (since 1996) of Institutional Capital
                                                                 Corporation; Chairman and Director of
                                                                 Rittenhouse Financial Services Inc.
                                                                 (since 1999); Chief Executive Officer
                                                                 (since September 1999) of Nuveen Senior
                                                                 Loan Asset Management Inc.
---------------------------------------------------------------------------------------------------------
Robert P. Bremner            8/22/40    Trustee                  Private Investor and Management
3725 Huntington Street, N.W.                                     Consultant.
Washington, D.C. 20015
---------------------------------------------------------------------------------------------------------
Lawrence H. Brown            7/29/34    Trustee                  Retired (August 1989) as Senior Vice
201 Michigan Avenue                                              President of The Northern Trust
Highwood, IL 60040                                               Company


---------------------------------------------------------------------------------------------------------

                             Date of    Positions and            Principal Occupations
Name and Address             Birth      Offices with Fund        During Past Five Years
---------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri          1/26/33   Trustee                  President and Chief Executive Officer of
3 West 29th Street                                               Blanton-Peale Institutes of Religion and
New York, NY 10001                                               Health (since December 1990).
---------------------------------------------------------------------------------------------------------
Peter R. Sawers               4/3/33    Trustee                  Adjunct Professor of Business and
22 The Landmark                                                  Economics, University of Dubuque,
Northfield, IL 60093                                             Iowa; Adjunct Professor, Lake Forest
                                                                 Graduate School of Management, Lake
                                                                 Forest, Illinois.
---------------------------------------------------------------------------------------------------------
William J. Schneider         9/24/44    Trustee                  Senior Partner and Chief Operating
4000 Miller-Valentine Ct.                                        Officer, Miller-Valentine Partners; Vice
P.O. Box 744                                                     President, Miller- Valentine Group, a
Dayton, OH 45401                                                 development and contract company; Member
                                                                 Community Advisory Board, National City
                                                                 Bank, Dayton, Ohio.
---------------------------------------------------------------------------------------------------------
Judith M. Stockdale          12/29/47   Trustee                  Executive Director, Gaylord and Dorothy
35 E. Wacker Drive                                               Donnelley Foundation (since 1994); prior
Suite 2600                                                       thereto, Executive Director, Great Lakes
Chicago, IL 60601                                                Protection Fund (from 1990 to 1994).


-------------------------------------------------------------------------------------------------------------

                             Date of    Positions and            Principal Occupations
Name and Address             Birth      Offices with Fund        During Past Five Years
-------------------------------------------------------------------------------------------------------------
Alan G. Berkshire            12/28/60   Vice President and       Senior Vice President and General Counsel
333 West Wacker Drive                   Assistant Secretary      (since September 1997) and Secretary (since
Chicago, IL 60606                                                May 1998) of The John Nuveen Company, Nuveen
                                                                 Investments, Nuveen Advisory Corp. and
                                                                 Nuveen Institutional Advisory Corp., Senior
                                                                 Vice President and Secretary (since
                                                                 September 1999) of Nuveen Senior Loan Asset
                                                                 Management Inc.; prior thereto, Partner in
                                                                 the law firm of Kirkland & Ellis.
-------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo            11/28/67   Vice President and       Vice President of Nuveen Investments
333 West Wacker Drive                   Treasurer                (since  January 1999), prior thereto,
Chicago, IL 60606                                                Assistant Vice President (from January
                                                                 1997); formerly, Associate of Nuveen
                                                                 Investments; Vice President and
                                                                 Treasurer (since September 1999) of
                                                                 Nuveen Senior Loan Asset Management
                                                                 Inc.; Chartered Financial Analyst.
-------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson            10/24/45   Vice President           Vice President of Nuveen Investments;
333 West Wacker Drive                                            Vice President (since January 1998) of
Chicago, IL 60606                                                Nuveen Advisory Corp. and Nuveen
                                                                 Institutional Advisory Corp.
-------------------------------------------------------------------------------------------------------------
William M. Fitzgerald        3/2/64     Vice President           Vice President of Nuveen Advisory Corp.
333 West Wacker Drive                                            (since December 1995); Assistant Vice
Chicago, IL 60606                                                President of Nuveen Advisory Corp. (from
                                                                 September 1992 to December 1995), prior
                                                                 thereto, Assistant Portfolio Manager of
                                                                 Nuveen Advisory Corp.; Chartered Financial
                                                                 Analyst.


-------------------------------------------------------------------------------------------------------------

                             Date of    Positions and            Principal Occupations
Name and Address             Birth      Offices with Fund        During Past Five Years
---------------------------------------------------------------------------------------------------------
Stephen D. Foy               5/31/54    Vice President and       Vice President of  Nuveen Investments
333 West Wacker Drive                                            and (since May 1998) The John Nuveen
Chicago, IL 60606                                                Company, Vice President (since September
                                                                 1999) of Nuveen Senior Loan Asset
                                                                 Management Inc.; Certified Public
                                                                 Accountant.
---------------------------------------------------------------------------------------------------------
David J. Lamb                3/22/63    Vice President           Vice President (since March 2000) of
333 West Wacker Drive                   (Since 2000)             Nuveen Investments, previously Assistant
Chicago, IL 60606                                                Vice President (since January 1999),
                                                                 prior thereto, Associate of Nuveen
                                                                 Investments; Certified Public
                                                                 Accountant.
---------------------------------------------------------------------------------------------------------
Larry W. Martin              7/27/51    Vice President and       Vice President, Assistant General
333 West Wacker Drive                   Secretary and Assistant  Counsel of Nuveen Investments; Vice
Chicago, IL 60606                                                President and Assistant Secretary of
                                                                 Nuveen Advisory Corp.; Vice President
                                                                 and Assistant Secretary of Nuveen
                                                                 Institutional Advisory Corp.; Assistant
                                                                 Secretary of The John Nuveen Company and
                                                                 (since January 1997) Nuveen Asset
                                                                 Management Inc.; Vice President and
                                                                 Assistant Secretary (since September
                                                                 1999) of Nuveen Senior Loan Asset
                                                                 Management Inc.
---------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman         9/9/56     Vice President and       Vice President, Assistant General
333 West Wacker Drive                   Secretary and Associate  Counsel formerly Assistant General
Chicago, IL 60606                                                Counsel of Nuveen Investments; Vice
                                                                 President and Assistant Secretary of
                                                                 Nuveen Advisory Corp. and Nuveen
                                                                 Institutional Advisory Corp.; Vice
                                                                 President and Assistant Secretary of The
                                                                 John Nuveen Company (since May 1994);
                                                                 Vice President and Assistant Secretary
                                                                 (since September 1999) of Nuveen Senior
                                                                 Loan Asset Management Inc.; Chartered
                                                                 Financial Analyst.

Timothy R. Schwertfeger and Peter R. Sawers serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

     The trustees of the Trust are also directors or trustees, as the case may be, of 35 other Nuveen open-end funds and 66 Nuveen closed-end funds advised by Nuveen Advisory Corp. Mr. Schwertfeger is a director or trustee, as the case may be, of 14 Nuveen open-end funds and closed-end funds advised by Nuveen Institutional Advisory Corp. and two funds advised by Nuveen Senior Loan Asset Management Inc. None of the independent trustees has ever been a director, officer, or employee of, or a consultant to, Nuveen Advisory, Nuveen or their affiliates.

     Each trustee who is not affiliated with NAC receives a $60,000 annual retainer for serving as a director or trustee of all funds for which NAC serves as investment adviser or manager and a $1,000 fee per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled Board meeting is held, a $1,000 fee per day plus expenses for attendance in person or a $500 fee per day plus expenses for attendance by telephone at a meeting held on a day which no regular Board meeting is held and a $500 fee per day plus expenses for attendance in person or by telephone at a meeting of the Executive Committee held solely to declare dividends. The annual retainer, fees and expenses are allocated among the funds for which NAC serves as investment adviser or manager on the basis of relative net asset sizes. The

Trust requires no employees other than its officers, all of whom are compensated by NAC or Nuveen.

     The following table sets forth estimated compensation to be paid by the Fund projected through the end of the Fund's first full fiscal year, ending October 31, 2001. The Fund has no retirement or pension plans.

                              Estimated        Estimated     Estimated
                              Aggregate        Deferred      Total
                              Compensation     Compensation  Compensation
Name of Trustee               From Trust *     From Trust*   From Fund Complex*

Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Judith M. Stockdale...

* Based on the estimated compensation to be earned by the independent trustees for the period from inception to the fiscal year ending October 31, 2001 for services to the Fund.

** Based on the estimated compensation paid (including both deferred compensation and compensation received in cash) to the trustees for the one year period ending December 31, 2000 for services to the open-end and closed-end funds advised by Nuveen Advisory Corp.

The John Nuveen Company (JNC) maintains charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program. The independent trustees of the funds managed by NAC are eligible to participate in the charitable contributions program of JNC. Under the matching program, JNC will match the personal contributions of a trustee to Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, JNC makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate Contributions Committee of JNC. The independent trustees are also eligible to submit proposals to the committee requesting that contributions be made under this program to Section 501(c)(3) organizations identified by the trustee, in an aggregate amount not to exceed $5,000 during any calendar year. Any contribution made by JNC under the direct program is made solely at the discretion of the Corporate Contributions Committee.

The officers and trustees of the Fund, in the aggregate, own less than 1% of the shares of the Fund.

As of the date of this Prospectus, the Trust has been organized for less than one full calendar year and therefore does not report the total remuneration for the preceding fiscal year.

Investment Adviser. Nuveen Advisory Corp. (the "Adviser") acts as investment
------------------
adviser for and manages the investment and reinvestment of the assets of the Fund. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. In managing the Fund's investments, the principal portfolio manager is Ranga Nathan. Mr. Nathan has been a Vice President at Nuveen Investments since July 2000. Prior to that he was a Senior Vice President at Sakura Dellsher from 1998 to July 2000; a Principal at Naper Financial Services from 1996 to 1998 and a Principal at Waldner & Company from 1979 to 1996.

Pursuant to an investment management agreement between the Adviser and the Trust, the Fund has agreed to pay an annual management fee of 0.50% of average daily net assets.

The Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Management Agreement, until July 31, 2002, the Adviser has agreed to waive such portion of the fees or reimburse expenses which might cause the operating expenses of the Fund (excluding interest expense, taxes, brokerage commissions and extraordinary expenses) to exceed 0.50% of average daily net assets per year.



The Adviser is located at 333 West Wacker Drive, Chicago, Illinois 60606. It is a wholly-owned subsidiary of Nuveen Investments ("Nuveen"). Founded in 1898, Nuveen and its affiliates have over $73 billion of assets under management or surveillance as of December 31, 2000. Nuveen is a wholly-owned subsidiary of The John Nuveen Company which, in turn, is a majority-owned subsidiary of The St. Paul Companies, Inc., a publicly-traded company which is principally engaged in providing property-liability insurance through subsidiaries.

The Trust and the Adviser have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. The Codes permit personnel subject to the Codes to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds.

Administrator, Custodian, Transfer Agent and Securities Lending Agent. State
---------------------------------------------------------------------
Street Bank & Trust Co. (the "Custodian") serves as Administrator, Custodian, Transfer Agent and Securities Lending Agent for the Funds. Its principal address is 225 Franklin Street, Boston, MA 02110.

Under the Administration Agreement with the Trust, the Custodian provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Fund. In addition, the Custodian makes available the office space, equipment, personnel and facilities required to provide such services.

Under the Custodian Agreement with the Trust, the Custodian maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. the Custodian is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Fund.

Pursuant to a Transfer Agency and Service Agreement with the Trust, the Custodian acts as a transfer agent for the Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust.

Under a Securities Lending Agency Agreement with the Trust, the Custodian acts as the Trust's agent for the purpose of lending Trust securities to third parties.

As compensation for the foregoing services, the Custodian receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly.

Distributor. Nuveen is the Distributor of the Fund's Shares. Its principal
-----------
address is 333 West Wacker Drive, Chicago, Illinois. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading Creation and Redemption of Creation Units

Aggregations. Fund Shares in less than Creation Unit Aggregations are not
------------
distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60-days' written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

Nuveen Advisory Corp. or Nuveen Investments may, from time to time and from its or their own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of Shares.

Index Providers. The Fund will be based upon the American's Fastest Growing
---------------
Companies/TM/ Index compiled by Individual Investor Group, Inc. ("Individual Investor Group"). Individual Investor Group is not affiliated with the Fund or with Nuveen or its affiliates. The Fund is entitled to use the Underlying Index pursuant to a sub-licensing arrangement with Nuveen, which in turn has a licensing agreement with Individual Investor Group. Nuveen will provide the sub-license without charge to the Fund.

The only relationship that Individual Investor Group has with the Adviser or Distributor of the Fund in connection with the Fund is that Individual Investor Group has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund. Individual Investor Group has no obligation to take the specific needs of the Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Index. Individual Investor Group is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund. Individual Investor Group has no obligation or liability in connection with the administration, marketing or trading of the Fund.

INDIVIDUAL INVESTOR GROUP SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUND OR THE UNDERLYING INDEX. INDIVIDUAL INVESTOR GROUP MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. INDIVIDUAL INVESTOR GROUP MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUND OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDIVIDUAL INVESTOR GROUP HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUND OR THE UNDERLYING INDEX, EVEN IF INDIVIDUAL INVESTOR GROUP IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, at any point a "distribution", as such term is used in the Securities Act of 1933, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Brokerage Transactions

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers.

In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers that Nuveen Advisory believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for the Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

Additional Information Concerning the Trust

The Trust is an open-end management investment company under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on June 12, 2000.

The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series or "Funds". The Trust currently is comprised of one Fund. The Board of Trustees of the Trust has the right to establish additional series in the future, to change those series and to determine the preferences, voting powers, rights and privileges thereof.

Each Share issued by the Fund has a pro rata interest in the assets of the corresponding Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. If, at the time of a vote, the Trust consists of Funds in addition to the Fund, then Shares of all Funds would vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Fund have the right to call a special meeting to remove Trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Fund's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

Following the creation of the initial Creation Unit Aggregation(s) of Shares of a Fund and immediately prior to the commencement of trading in Fund Shares, a holder of Shares may be a "control person" of the Fund, as defined in the 1940 Act. The Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

The Trust does not have information concerning the beneficial ownership of Shares held by any Depository Trust Company ("DTC") Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Nuveen Investments, at 333 West Wacker Drive, Chicago, Illinois 60606.

Absent an applicable exemption or other relief from the SEC or its staff, officers and Trustees of the Fund and beneficial owners of 10% of the Shares of the Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the Exchange Act and the SEC's rules promulgated thereunder.

Book Entry Only System. The following information supplements and should be read
----------------------
in conjunction with the section in the Prospectus entitled Shareholder Information.

DTC Acts as Securities Depository for Fund Shares.   Shares of the Fund are
-------------------------------------------------
represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the

DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells Shares of the Fund only in Creation Unit
--------
Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for
-----------------------------------------------------
purchase of Creation Unit Aggregations of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit Aggregation constituting a substantial replication, or a portfolio sampling representation, of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" - computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit", which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount" - an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Adviser, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business
Day) for the Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Share of the Fund.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place
-----------------------------------------------------
orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Fund Shares must be placed for one or more Creation Unit Aggregations. All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using Clearing Process. The Clearing Process is the
---------------------------------------------------
process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made
-----------------------------------------------------
outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations.  The Trust reserves the
---------------------------------------------------
absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the AMEX for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, the Custodian, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. To compensate the Trust for transfer and other
------------------------
transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a fixed creation transaction fee, described below, payable to the Trust regardless of the number of creations made each day. An additional charge of up to three (3) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee for the Fund will be $3,000. The Maximum Creation/Redemption Transaction Fee for the Fund will be $12,000.

Redemption of Fund Shares in Creation Units Aggregations.  Fund Shares may be
--------------------------------------------------------
redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to the Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater then the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset
--------------------------
transfer and other transaction costs that may be incurred by the Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for the Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of
a Creation Unit Aggregation may be charged a fee for such services.   The
redemption transaction fees for the Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation
-----------------------------------------------------
Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem
-------------------------------------------------------
Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund and any Cash Component specified in such order, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off- Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Taxes

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled Taxes.

The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code"). To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the company's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of the company's total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the company's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the company (within the meaning of Section 851(b)(3)(B) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies).

The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Tax Aware Management. Taxable investors (that is, those not investing through a tax-deferred account such as an IRA) benefit if the funds in which they invest operate in a tax efficient manner by minimizing capital gains distributions. A fund that avoids paying capital gains distributions permits shareholders to defer payment of taxes on capital gains until they sell their fund shares. The Advisor will attempt to minimize the Fund's capital gains distributions to the extent such a tax strategy does not reduce the Fund's pre-tax return, although there is no assurance that the Fund will be able to avoid paying capital gains distributions.

The Trust on behalf of the Fund has the right to reject an order for a purchase of Fund Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Fund Shares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Federal Tax Treatment of Futures and Options Contracts. The Fund is required,
------------------------------------------------------
for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement.

The Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

The foregoing is only a summary of certain material tax consequences affecting the Fund and shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Determination of NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Determining NAV.

The NAV per Share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing the Fund's NAV, the Fund's securities holdings are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures adopted by the Board.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Dividends and Distributions.

General Policies. Dividends from net investment income, if any, are declared and
----------------
paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service.  No reinvestment service is provided by the
-----------------------------
Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

Performance and Other Information

The performance of the Fund may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return and cumulative total return.

Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or the life of a Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of the Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Average annual total return is calculated according to the following formula:

P(1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion).

Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in the Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. However, currently the Trust does not make a dividend reinvestment option available to shareholders of Shares and such calculation is provided for informational purposes only. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it will not be expressed in terms of an average rate of return.

Quotations of cumulative total return or average annual total return reflect only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Such quotations for the Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance that may be expected in the future.

The cumulative and average total returns do not take into account federal or state income taxes which may be payable; total returns would, of course, be lower if such charges were taken into account.

Whenever the Trust calculates total return using the market values of Fund Shares as reported by the AMEX, it will also calculate a similar total return using the relevant Fund's NAV. The Trust may also provide reported closing price data for Fund Shares and calculations of any applicable premiums or discounts against NAV on its website and in the Trust prospectuses and annual reports.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Because there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

In addition, in connection with the communication of its performance to current or prospective shareholders, the Fund also may compare those figures to the performance of certain unmanaged indices which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indices include, but are not limited to the following:

 . Dow Jones Industrial Average
 . Consumer Price Index
 . Standard & Poor's 500 Composite Stock Price Index (S&P 500)
 . NASDAQ OTC Composite Index
 . NASDAQ Composite Index
 . Wilshire 5000 Stock Index

Miscellaneous Information

Counsel. Morgan, Lewis & Bockius, LLP, Washington, D.C., is counsel to the Trust
-------
and has passed upon the validity of the Shares of the Fund.

Independent Auditors. Ernst & Young, Boston, Massachusetts, serve as the
--------------------
independent auditors and accountants of the Trust. They audit the Fund's financial statements and perform other related audit services.

AMEX.  The AMEX is generally open Monday through Friday and is closed on
----
weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Financial Statements

Report of Independent Accountants

To the Shareholder and Board of Trustees of Nuveen America's Fastest Growing Companies Power Shares Index Fund:

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the Nuveen America's Fastest Growing Companies Power Shares Index Fund at ____________, 2001, in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

Dated: _____________, 2001
                                          -----------------------------------



ASSETS:
Cash................................................................... $
Total Assets...........................................................
                                                                        --------
LIABILITIES:
Total Liabilities......................................................
                                                                        --------
NET ASSETS............................................................. $
                                                                        ========
Net assets consist of:
Paid-in Capital........................................................ $
                                                                        --------
NET ASSETS:............................................................ $
                                                                        ========
Shares outstanding:....................................................
                                                                        ========
NET ASSET VALUE:....................................................... $
                                                                        ========

Nuveen Exchange-Traded Index Trust (the "Trust") is organized as a Massachusetts business trust pursuant to a Declaration of Trust dated June 12, 2000, and has had no operations as of the date hereof other than matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the Securities Act of 1933 and the sale and issuance of 10,000 shares of beneficial interest of the Nuveen America's Fastest Growing Companies Power Shares Index Fund (the "Fund"), a series of the Trust, to Nuveen Investments (the "Distributor").

The preparation of this financial statement in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of this financial statement. Actual results could differ from those estimates.

                           PART C--OTHER INFORMATION

Item 22:  Financial Statements.
Financial statements:
  Included in the Prospectus:
     None

Item 23:  Exhibits.

a.1            Declaration of Trust of Registrant.*
a.2 Certificate for the Establishment and Designation of Series dated December 21, 2000.*
b.             By-Laws of Registrant.*
c.             Not applicable.

d.             Investment Management Agreement between Registrant and Nuveen
               Advisory Corp.**
e.             Distribution Agreement between Registrant and Nuveen Investments.
f.             Not applicable.

g.             Custodian Agreement between Registrant and State Street Bank &
               Trust Co.**
i.             Opinion of Morgan, Lewis, and Bockius LLP.**
j.             Consent of ______________, Independent Public Accountants.**
k.             Not applicable.
l.             Not applicable.
m.             Plan of Distribution and Service Pursuant to Rule 12b-1.
o.             Not Applicable

p.             Subscription Agreement**
99(a). Original Power of Attorney for Registrant's initial trustee, authorizing among others, Gifford R. Zimmerman and Alan G. Berkshire to execute the Registration Statement on his behalf.*

99(b).         Original Power of Attorney for Registrant's Trustees, Bremner,
               Brown, Impellizzeri, Sawers, Schneider and Stockdale
a.3.           Amended Designation of Series dated December 29, 2000.
a.4.           Amended Designation of Series dated February 20, 2001.
99(c).         Code of Ethics and Reporting Requirements.*

*Previously Filed      **To be filed by amendment.

Item 24: Persons Controlled by or under Common Control with Registrant Not applicable.

Item 25:  Indemnification

Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

      (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

      (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.


As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26:  Business and Other Connections of Investment Adviser

Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Taxable Funds Inc., Nuveen Municipal Money Market Fund, Inc., and Nuveen Money Market Trust. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania

Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund and Nuveen Pennsylvania Dividend Advantage Municipal Fund. Nuveen Advisory Corp.
has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than John P. Amboian, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

John P. Amboian is President, formerly Executive Vice President and Chief Financial Officer, and Director of Nuveen Advisory Corp., the investment adviser. Mr. Amboian has, during the last two years, been President, formerly Executive Vice President and Chief Financial Officer of Nuveen Investments, the John Nuveen Company and Nuveen Institutional Advisory Corp.; Executive Vice President of Rittenhouse Financial Services, Inc. and President and Chief Operating Officer of Nuveen Senior Loan Asset Management Inc. (since September
1999).

Item 27:  Principal Underwriters

(a) Nuveen Investments ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Municipal Money Market Fund, Inc., Nuveen Taxable Funds Inc., Nuveen Money Market Trust, Nuveen Investment Trust, Nuveen Investment Trust II, and Nuveen Investment Trust III. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Free Unit Trust and the Nuveen Unit Trust, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen

Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund and Nuveen Pennsylvania Dividend Advantage Municipal Fund.

(b)

Name and
Principal
Business                           Positions and Offices                                       Positions and Offices
Address                            with Underwriter                                            with Registrant
-----------------------------------------------------------------------------------------------------------------------------
Timothy R.                         Chairman of the Board,                                      Chairman of the Board
Schwertfeger                       Chief Executive Officer and Director                        and Director
333 West
Wacker Drive
Chicago, IL
60606
John P.                            President                                                   None
Amboian
333 West
Wacker Drive
Chicago, IL
60606
William                            Executive Vice President                                    None
Adams IV
333 West
Wacker Drive
Chicago, IL
60606
Alan G.                            Senior Vice President and Secretary                         Vice President and
Berkshire                                                                                      Assistant Secretary
333 West
Wacker Drive
Chicago, IL
60606
Robert K.                          Vice President                                              None
Burke
333 West
Wacker Drive
Chicago, IL
60606
Peter H.                           Vice President and Treasurer                                Vice President and Treasurer
D'Arrigo
333 West
Wacker Drive
Chicago, IL
60606
Stephen D.                         Vice President                                              Vice President and
Foy                                                                                            Controller
333 West
Wacker Drive
Chicago, IL
60606

Benjamin T.                        Vice President                                              None
Fulton
333 West
Wacker Drive
Chicago, IL
60606
Anna R.                            Vice President                                              None
Kucinskis
333 West
Wacker Drive
Chicago, IL
60606
Robert B.                          Vice President                                              None
Kuppenheimer
19900 MacAr-
thur Blvd.
Irvine, CA
92612
Larry W.                           Vice President and                                          Vice President and
Martin                             Assistant Secretary                                         Assistant Secretary
333 West
Wacker Drive
Chicago, IL
60606
Thomas C.                          Vice President                                              None
Muntz
333 West
Wacker Drive
Chicago, IL
60606

                                                  Positions and
Name and Principal       Positions and Offices    Offices
Business Address         with Underwriter         with Registrant
--------------------------------------------------------------------
Paul C. Williams         Vice President           None
333 West Wacker Drive
Chicago, IL 60606
Allen J. Williamson      Group President          None
333 West Wacker Drive
Chicago, IL 60606
Margaret E. Wilson       Vice President and       None
333 West Wacker Drive    Corporate Controller
Chicago, IL 60606
Gifford R. Zimmerman     Vice President           Vice President and
333 West Wacker Drive    and Assistant Secretary  Secretary
Chicago, IL 60606

(c) Not applicable.

Item 28:  Location of Accounts and Records

Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Trust and all advisory material of the investment adviser.

State Street Bank & Trust Co., 225 Franklin Street, Boston, MA 02110, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp. State Street Bank & Trust Co. maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Funds.

Item 29:  Management Services
Not applicable.

Item 30:  Undertakings
Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 24th day of April, 2001.

                                        NUVEEN EXCHANGE-TRADED INDEX TRUST

                                               /s/ Gifford R. Zimmerman
                                        ----------------------------------------
                                          Gifford R. Zimmerman, Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


            Signature               Title                         Date
            ---------               -----                         ----

     /s/ Stephen D. Foy
  --------------------------
         Stephen D. Foy        Vice President and            April 24, 2001
                               Controller (Principal
                               Financial and
                               Accounting Officer)

   Timothy R. Schwertfeger**   Chairman of the Board
                               and Trustee (Principal
                               Executive Officer)            April 24, 2001

   Robert P. Bremner*          Trustee

   Lawrence H. Brown*          Trustee

   Anne E. Impellizzeri*       Trustee

   Peter R. Sawers*            Trustee

   William J. Schneider*       Trustee

   Judith M. Stockdale*        Trustee


                                              /s/ Gifford R. Zimmerman
                                             ------------------------------
                                                     attorney-in-fact

*An original power of attorney authorizing, among others, Gifford R. Zimmerman and Alan G. Berkshire to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant, has been executed and is filed as an exhibit to this Registration Statement.

**Power of Attorney previously filed.

                                 Exhibit List



a.3.      Amended Designation of Series dated December 29, 2000.
a.4.      Amended Designation of Series dated February 20, 2001.
e.        Distribution Agreement between Registrant and Nuveen Investments.
m.        Plan of Distribution and Service Pursuant to Rule 12b-1.
99(b).    Original Power of Attorney for Registrant's trustees, Bremner, Brown,
            Impellizzeri, Sawers, Schneider and Stockdale, authorizing among others, Gifford R. Zimmerman and Alan G. Berkshire to execute the Registration Statement on his behalf.